Condensed consolidated statements of stockholders' (deficit) equity (Q1) - USD ($) $ in Thousands		Total		Previously Reported	Revision of Prior Period, Adjustment	Non-redeemable convertible preferred stock		Non-redeemable convertible preferred stock Previously Reported	Non-redeemable convertible preferred stock Revision of Prior Period, Adjustment	Common stock		Common stock Previously Reported	Common stock Revision of Prior Period, Adjustment	Additional paid-in capital		Additional paid-in capital Previously Reported	Additional paid-in capital Revision of Prior Period, Adjustment	Accumulated deficit		Accumulated deficit Previously Reported	Accumulated deficit Revision of Prior Period, Adjustment	Accumulated other comprehensive loss		Accumulated other comprehensive loss Previously Reported	Accumulated other comprehensive loss Revision of Prior Period, Adjustment
Preferred stock, balance (in shares) at Dec. 31, 2019	[1]					120,115,206		135,012,939	(14,897,733)
Common stock, balance (in shares) at Dec. 31, 2019	[1]									13,540,768		15,220,212	(1,679,444)
Balance at Dec. 31, 2019		$ (103,868)		$ (103,868)	$ 0	$ 152,091		$ 152,091	$ 0	$ 0		$ 16,337	$ (16,337)	$ 38,121		$ 21,784	$ 16,337	$ (283,704)		$ (283,704)	$ 0	$ (10,376)		$ (10,376)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	[1]									10,009
Exercise of stock options		4								$ 0				4
Stock-based compensation		269												269
Foreign currency translation adjustment, net of tax		(82)																				(82)
Net loss		(10,019)																(10,019)
Preferred stock, balance (in shares) at Dec. 31, 2020	[1]					122,564,333
Common stock, balance (in shares) at Dec. 31, 2020	[1]									2,723,904
Balance at Dec. 31, 2020		$ 32,729				$ 189,881				$ 0				147,029				(293,723)				(10,458)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		105,203								93,595	[1]
Exercise of stock options		$ 82												82
Stock-based compensation		1,739												1,739
Foreign currency translation adjustment, net of tax		15																				15
Net loss		$ (31,545)																(31,545)
Preferred stock, balance (in shares) at Dec. 31, 2021		122,564,333				122,564,333	[1],[2]	137,765,828	(15,201,495)
Common stock, balance (in shares) at Dec. 31, 2021		2,817,498								2,817,499	[1],[2]	3,166,949	(349,450)
Balance at Dec. 31, 2021		$ 3,020	[2]	3,020	0	$ 189,881	[2]	$ 189,881	$ 0	$ 0	[2]	$ 2,610	$ (2,610)	148,850	[2]	146,240	2,610	(325,268)	[2]	(325,268)	0	(10,443)	[2]	(10,443)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)										8,768
Exercise of stock options		7												7
Stock-based compensation		783												783
Foreign currency translation adjustment, net of tax		(70)																				(70)
Net loss		(11,657)																(11,657)
Preferred stock, balance (in shares) at Mar. 31, 2022						122,564,333
Common stock, balance (in shares) at Mar. 31, 2022										2,826,267
Balance at Mar. 31, 2022		$ (7,917)				$ 189,881				$ 0				149,640				(336,925)				(10,513)
Preferred stock, balance (in shares) at Dec. 31, 2021		122,564,333				122,564,333	[1],[2]	137,765,828	(15,201,495)
Common stock, balance (in shares) at Dec. 31, 2021		2,817,498								2,817,499	[1],[2]	3,166,949	(349,450)
Balance at Dec. 31, 2021		$ 3,020	[2]	$ 3,020	$ 0	$ 189,881	[2]	$ 189,881	$ 0	$ 0	[2]	$ 2,610	$ (2,610)	148,850	[2]	$ 146,240	$ 2,610	(325,268)	[2]	$ (325,268)	$ 0	(10,443)	[2]	$ (10,443)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		1,380,609								1,228,268	[1]
Exercise of stock options		$ 1,077												1,077
Stock-based compensation		9,164												9,164
Foreign currency translation adjustment, net of tax		41																				41
Net loss		$ (51,529)																(51,529)
Preferred stock, balance (in shares) at Dec. 31, 2022		0				0	[1]
Common stock, balance (in shares) at Dec. 31, 2022		113,335,530	[1]							113,335,530
Balance at Dec. 31, 2022		$ (5,914)				$ 0				$ 11				381,274				(376,797)				(10,402)
Common stock, balance (in shares) at Aug. 05, 2022		110,007,972
Common stock, balance (in shares) at Dec. 31, 2022		113,335,530	[1]							113,335,530
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		672,583								598,368
Exercise of stock options		$ 546												546
Issuance of common stock in connection with the Purchase Agreement (in shares)										13,239,654
Issuance of common stock in connection with the Purchase Agreement		15,683								$ 1				15,682
Stock-based compensation		6,755												6,755
Short swing profit settlement		244												244
Foreign currency translation adjustment, net of tax		(19)																				(19)
Net loss		$ (24,608)																(24,608)
Common stock, balance (in shares) at Mar. 31, 2023		127,173,552								127,173,552
Balance at Mar. 31, 2023		$ (7,313)								$ 12				$ 404,501				$ (401,405)				$ (10,421)

[1]	The shares of the Company's non-redeemable convertible preferred stock and common stock, prior to the Merger have been retrospectively restated to reflect the Conversion Ratio of 0.889657 established in the Merger.
[2]	Shares of legacy non-redeemable convertible preferred stock and legacy common stock have been retroactively restated to give effect to the Merger.